Summary of Significant Accounting Policies - Schedule of Subsidiaries (Details)	12 Months Ended
Mar. 31, 2026 USD ($)
Grande Capital Limited [Member]
Schedule of Subsidiaries [Line Items]
Place of incorporation	Hong Kong
Attributable equity interest %	100.00%
Issued capital	$ 12,000,000
China CreateAlliance Holdings Limited [Member]
Schedule of Subsidiaries [Line Items]
Place of incorporation	BVI
Attributable equity interest %	51.00%
Issued capital	$ 100
Wicens International Securities Limited (formerly known as Grande Securities Limited) [Member]
Schedule of Subsidiaries [Line Items]
Place of incorporation	Hong Kong
Attributable equity interest %	51.00%
Issued capital	$ 5,000,100
Proplus Company Limited [Member]
Schedule of Subsidiaries [Line Items]
Place of incorporation	BVI
Attributable equity interest %	100.00%
Issued capital	$ 1
Grande Consulting Limited (formerly known as Harvest Group Limited) [Member]
Schedule of Subsidiaries [Line Items]
Place of incorporation	Hong Kong
Attributable equity interest %	100.00%
Issued capital	$ 100,000
Shenzhen Zhenjing Investment Consulting Co., Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Place of incorporation	Chinese Mainland
Attributable equity interest %	100.00%
Issued capital	$ 1,000,000
Sparkward Holding Limited [Member]
Schedule of Subsidiaries [Line Items]
Place of incorporation	BVI
Attributable equity interest %	100.00%
Issued capital	$ 1
Grande Digital Ventures Limited [Member]
Schedule of Subsidiaries [Line Items]
Place of incorporation	Hong Kong
Attributable equity interest %	100.00%
Issued capital	$ 1